Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
September 30, 2025
MIR-NPRT3-1125
1.807731.121
Municipal Securities - 95.1%
	Principal Amount (a)	Value ($)
Guam - 0.9%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,020,087
Water & Sewer - 0.7%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2039	1,000,000	1,079,307
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2040	1,105,000	1,184,265
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2043	750,000	802,964
		3,066,536
TOTAL GUAM		4,086,623
Michigan - 93.2%
Education - 10.2%
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2043 (Assured Guaranty Inc Insured)	1,715,000	1,802,742
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2044 (Assured Guaranty Inc Insured)	1,010,000	1,057,377
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2045 (Assured Guaranty Inc Insured)	800,000	836,578
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	2,000,000	2,086,037
Grand Valley MI St Univ Rev 5% 12/1/2034	1,075,000	1,122,454
Grand Valley MI St Univ Rev 5% 12/1/2035	1,225,000	1,274,309
Grand Valley MI St Univ Rev 5% 12/1/2037	1,375,000	1,418,499
Michigan Finance Authority (Calvin University Proj.) 3% 9/1/2050	2,320,000	1,594,233
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2038	1,270,000	1,326,738
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2036	690,000	694,820
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	2,610,000	2,324,988
Michigan Finance Authority (Lawrence Technological University Proj.) 4% 2/1/2032	285,000	282,751
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2027	100,000	99,927
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2042	1,120,000	949,470
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2032	1,110,000	1,182,399
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2033	1,250,000	1,327,281
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2037	2,000,000	2,043,921
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2035	1,400,000	1,482,711
Michigan St Univ Revs Series 2024A, 5.25% 8/15/2054	3,000,000	3,168,683
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	2,150,000	2,289,497
Michigan Technological Univ Series 2021, 4% 10/1/2046	2,835,000	2,569,334
Northern MI Univ Revs Series 2021, 4% 6/1/2039	900,000	893,821
Northern MI Univ Revs Series 2021, 4% 6/1/2040	500,000	489,135
Northern MI Univ Revs Series 2021, 4% 6/1/2041	1,385,000	1,336,538
Northern MI Univ Revs Series 2021, 4% 6/1/2046	1,850,000	1,667,523
Northern MI Univ Revs Series 2021, 5% 6/1/2032	375,000	412,704
Northern MI Univ Revs Series 2021, 5% 6/1/2033	365,000	399,236
Northern MI Univ Revs Series 2021, 5% 6/1/2034	375,000	407,689
Northern MI Univ Revs Series 2021, 5% 6/1/2035	375,000	404,999
Northern MI Univ Revs Series 2021, 5% 6/1/2036	400,000	427,976
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,012,100
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2040 (Build America Mutual Assurance Co Insured)	1,500,000	1,495,483
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,136,843
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2036 (Build America Mutual Assurance Co Insured)	1,200,000	1,351,767
Wayne St Univ MI Univ Revs Series 2025A, 5.25% 11/15/2055	1,000,000	1,039,376
Western MI Univ Revs Series 2021 A, 5% 11/15/2031 (Assured Guaranty Inc Insured)	150,000	166,971
Western MI Univ Revs Series 2021 A, 5% 11/15/2032 (Assured Guaranty Inc Insured)	300,000	331,876
Western MI Univ Revs Series 2021 A, 5% 11/15/2036 (Assured Guaranty Inc Insured)	400,000	430,825
Western MI Univ Revs Series 2021 A, 5% 11/15/2038 (Assured Guaranty Inc Insured)	625,000	665,304
Western MI Univ Revs Series 2021 A, 5% 11/15/2040 (Assured Guaranty Inc Insured)	635,000	668,981
Western MI Univ Revs Series 2025A, 5.25% 11/15/2054	1,000,000	1,048,882
		47,722,778
Electric Utilities - 4.7%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,975,505
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2054	2,000,000	2,080,605
Marquette MI Lt & Pwr Elec Util 5% 7/1/2029	780,000	791,341
Marquette MI Lt & Pwr Elec Util 5% 7/1/2030	900,000	912,750
Marquette MI Lt & Pwr Elec Util 5% 7/1/2031	780,000	790,643
Marquette MI Lt & Pwr Elec Util 5% 7/1/2032	1,000,000	1,013,197
Marquette MI Lt & Pwr Elec Util 5% 7/1/2033	705,000	713,726
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2038	1,700,000	1,849,998
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2039	1,000,000	1,078,554
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/29/2040	600,000	646,267
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	7,000,000	6,859,135
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.35% 8/1/2029	2,000,000	1,823,316
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.45% 9/1/2030	2,000,000	1,779,766
		22,314,803
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	5,000	5,070
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2030 (Pre-refunded to 5/15/2026 at 100)	30,000	30,419
		35,489
General Obligations - 27.3%
Barry Cnty Mich Gen. Oblig. 2% 3/1/2037	260,000	202,079
Berkley Mich Sch Dist 4% 5/1/2031 (State of Michigan Guaranteed)	535,000	571,662
Berkley Mich Sch Dist 4% 5/1/2033 (State of Michigan Guaranteed)	210,000	224,769
Berkley Mich Sch Dist 5% 5/1/2040 (State of Michigan Guaranteed)	310,000	341,607
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2030 (State of Michigan Guaranteed)	375,000	416,144
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2031 (State of Michigan Guaranteed)	450,000	507,518
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2032 (State of Michigan Guaranteed)	400,000	456,413
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2033 (State of Michigan Guaranteed)	500,000	575,501
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2036 (State of Michigan Guaranteed)	540,000	614,675
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,213,426
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2038 (State of Michigan Guaranteed)	575,000	642,626
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2039 (State of Michigan Guaranteed)	650,000	720,341
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2040 (State of Michigan Guaranteed)	350,000	384,881
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2041 (State of Michigan Guaranteed)	775,000	840,618
Birmingham Ciy School District Series 2024, 5% 5/1/2033	350,000	400,278
Birmingham Ciy School District Series 2024, 5% 5/1/2034	425,000	481,870
Birmingham Ciy School District Series 2024, 5% 5/1/2035	450,000	506,015
Birmingham Ciy School District Series 2024, 5% 5/1/2036	300,000	334,206
Birmingham Ciy School District Series 2024, 5% 5/1/2037	280,000	309,578
Birmingham Ciy School District Series 2024, 5% 5/1/2038	600,000	657,894
Brighton MI Area School Dist Series 2020, 3% 5/1/2036 (State of Michigan Guaranteed)	1,260,000	1,122,938
Byron Center Mich Pub Schs Series 2023 II, 5.25% 5/1/2053 (State of Michigan Guaranteed)	3,570,000	3,762,873
Charles Stewart Mott Cmnty College Dist MI Gen. Oblig. Series 2020, 2.125% 5/1/2034 (Assured Guaranty Municipal Corp Insured)	825,000	695,993
Chippewa Valley MI Schs 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,001,839
Chippewa Valley MI Schs 5% 5/1/2034 (State of Michigan Guaranteed)	1,075,000	1,076,978
City of Lansing MI Gen. Oblig. 4% 6/1/2040 (Assured Guaranty Inc Insured)	4,810,000	4,732,709
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed)	2,000,000	2,108,422
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,107,783
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2038 (Assured Guaranty Inc Insured)	800,000	880,539
Crestwood Mich Sch Dist 5% 5/1/2045 (State of Michigan Guaranteed)	400,000	419,856
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2035	1,040,000	1,121,296
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	435,000	466,371
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2037	465,000	495,998
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	490,000	519,887
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2037	1,875,000	1,976,068
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2039	1,210,000	1,258,441
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,500,000	1,632,699
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2038	3,520,000	3,755,631
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2039	3,700,000	3,914,787
Farmington Mich Pub Sch Dist Series 2020, 4% 5/1/2040	3,000,000	2,965,394
Ferndale Mich Pub Schs Series 2020, 3% 5/1/2045 (State of Michigan Guaranteed)	1,000,000	789,619
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2026 (c)	225,000	226,188
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2029 (c)	525,000	561,787
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2030 (c)	425,000	462,148
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2031 (c)	725,000	799,049
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2032 (c)	725,000	804,587
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2033 (c)	1,000,000	1,099,916
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2034 (c)	1,000,000	1,089,485
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2037 (c)	700,000	746,542
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2038 (c)	1,170,000	1,238,838
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2039 (c)	1,000,000	1,051,429
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2040 (c)	1,000,000	1,042,856
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2041 (c)	1,100,000	1,139,014
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2046 (c)	2,000,000	2,028,791
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2024, 5% 1/1/2049 (c)	3,040,000	3,078,394
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2055	2,000,000	2,058,146
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Inc Insured)	480,000	496,600
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2039 (Assured Guaranty Inc Insured)	1,000,000	1,001,157
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2040 (Assured Guaranty Inc Insured)	1,300,000	1,305,067
Grosse Pointe MI Pub Sch Sys Series 2021, 3% 5/1/2033	1,000,000	974,638
Grosse Pointe Park Mich Gen. Oblig. Series 2019, 2.375% 10/1/2039	510,000	394,097
Holland MI Sch Dist Series 2023 II, 4% 11/1/2039 (State of Michigan Guaranteed)	1,855,000	1,860,862
Holland MI Sch Dist Series 2023 II, 4% 11/1/2040 (State of Michigan Guaranteed)	1,915,000	1,903,078
Kalamazoo Cnty Mich Gen. Oblig. 2% 5/1/2037	2,495,000	1,940,751
Kalamazoo Cnty Mich Gen. Oblig. 3% 5/1/2030	1,690,000	1,711,411
Kalamazoo Cnty Mich Gen. Oblig. Series 2021, 2% 5/1/2038	1,660,000	1,249,736
Karegnondi Wtr Auth Mich (Genesee Cnty MI Proj.) Series 2024, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,250,000	2,459,140
Lanse Creuse Mich Pub Sch 5% 5/1/2049 (State of Michigan Guaranteed)	2,750,000	2,868,033
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2031 (State of Michigan Guaranteed)	605,000	679,314
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2032 (State of Michigan Guaranteed)	580,000	658,050
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	755,000	849,884
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,112,486
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2038 (State of Michigan Guaranteed)	1,400,000	1,545,958
Lincoln MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	500,000	505,238
Lincoln MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,009,608
Macomb Interceptor Drain Drainage District (Macomb CO Proj.) Gen. Oblig. 5% 5/1/2034	1,750,000	1,803,110
Mattawan Consolidated School District MI Series 2024 I, 5% 5/1/2054 (State of Michigan Guaranteed)	1,000,000	1,033,928
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	8,670,000	7,030,542
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5.25% 4/15/2059	3,000,000	3,159,043
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2021 I, 3% 10/15/2051	1,770,000	1,331,191
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	2,000,000	2,215,693
Midland Cnty Mich Wtr Supply Sys Lee Twp (Midland Cnty Mich Proj.) Gen. Oblig. Series 2020, 3% 9/1/2048	695,000	547,417
Orion Charter Twp Mich Gen. Oblig. Series 2020, 2% 4/1/2034	795,000	665,142
Pennfield Mich Schs Dist Series 2022, 3% 5/1/2051 (State of Michigan Guaranteed)	1,160,000	871,962
Portage MI Pub Schs 4% 11/1/2042	1,000,000	945,917
Portage MI Pub Schs 5% 11/1/2032	2,500,000	2,526,482
Portage MI Pub Schs 5% 11/1/2034	1,250,000	1,261,214
Portage Mich Gen. Oblig. 2% 7/1/2035	780,000	634,383
Portage Mich Gen. Oblig. 2% 7/1/2036	795,000	626,365
Portage Mich Gen. Oblig. 2% 7/1/2037	810,000	618,864
Saginaw Cnty MI Gen. Oblig. Series 2020B, 3% 12/1/2040	500,000	429,452
State of Michigan Gen. Oblig. 4% 5/15/2040	500,000	503,774
Utica MI Cmnty Schs Series 2024, 5% 5/1/2039 (State of Michigan Guaranteed)	1,250,000	1,368,789
Warren MI Cons Sch Dist 5% 5/1/2037 (State of Michigan Guaranteed)	3,105,000	3,521,582
Warren MI Cons Sch Dist Series 2016, 5% 5/1/2035 (State of Michigan Guaranteed)	1,250,000	1,258,832
Warren MI Cons Sch Dist Series 2018, 5% 5/1/2032 (State of Michigan Guaranteed)	1,100,000	1,160,933
Warren Mich Gen. Oblig. Series 2023, 5% 6/1/2039	1,310,000	1,423,975
Woodhaven Brownstown MI SD 5% 5/1/2055 (State of Michigan Guaranteed)	1,000,000	1,033,940
Woodhaven Brownstown MI SD Series 2021 I, 3% 11/1/2046 (State of Michigan Guaranteed)	1,000,000	769,691
Wyandotte Mich City Sch Dist 5% 5/1/2040	300,000	328,309
Wyandotte Mich City Sch Dist 5% 5/1/2041	375,000	406,222
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2032 (State of Michigan Guaranteed)	2,000,000	2,019,215
		127,656,467
Health Care - 16.4%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2038	1,800,000	1,731,143
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	1,395,000	1,297,457
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,440,000	1,681,767
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2030	4,970,000	5,032,857
Kent MI Hosp Fin Auth (Mary Free Bed Rehabilitation Hospital Proj.) Series 2021 A, 4% 4/1/2041	2,805,000	2,638,485
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2021, 4% 11/15/2045	500,000	404,328
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	920,000	912,658
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	2,250,000	1,872,278
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	2,000,000	1,925,377
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	2,655,000	2,721,136
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2029	4,950,000	5,071,136
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2030	4,545,000	4,652,513
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	11,850,000	11,882,286
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2031	1,170,000	1,176,450
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2032	1,895,000	1,904,823
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2033	1,915,000	1,924,382
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2034	2,135,000	2,144,819
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	4,190,000	3,980,250
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,140,000	3,784,458
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2050	6,530,000	5,659,295
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2030	710,000	744,201
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	8,180,000	7,169,647
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,000,000	1,416,544
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 4% 5/15/2027	275,000	274,909
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 5% 5/15/2044	1,500,000	1,429,434
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) Series 2019, 5% 11/15/2034	500,000	509,962
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2036	770,000	777,039
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2039	1,430,000	1,407,847
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2040	490,000	476,526
		76,604,007
Housing - 7.6%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3% 6/1/2051	1,820,000	1,801,562
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,975,000	1,974,017
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5% 6/1/2053	1,765,000	1,843,588
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	1,975,000	2,090,615
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	2,000,000	2,229,954
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018 A, 4% 12/1/2048	410,000	411,474
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018C, 4.25% 6/1/2049	1,040,000	1,048,034
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019 B, 3.75% 6/1/2050	1,410,000	1,413,972
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	2,140,000	2,114,228
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	2,410,000	2,617,465
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.125% 10/1/2036	1,775,000	1,426,569
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,000,000	1,354,396
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	2,095,000	1,354,040
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	1,785,000	1,918,299
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023A, 3.8% 12/1/2033	1,490,000	1,525,596
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	3,000,000	2,436,527
Michigan Hsg Dev Rental Hsg Series 2017 A, 3.75% 10/1/2042	2,000,000	1,880,178
Michigan Hsg Dev Rental Hsg Series 2018 A, 3.8% 10/1/2038	3,965,000	3,868,389
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	2,500,000	2,067,829
		35,376,732
Industrial Development - 1.1%
Michigan St Strategic Fd Ltd Oblig Rev (Graphic Packaging Intl Inc Proj.) 4% tender 10/1/2061 (b)(c)	5,000,000	4,997,302
Special Tax - 1.5%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2048	890,000	919,667
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2055	2,500,000	2,214,042
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2035	1,000,000	1,044,565
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2036	1,250,000	1,301,124
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038	1,595,000	1,646,102
		7,125,500
Tobacco Bonds - 3.2%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2035	2,000,000	1,984,750
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2037	2,000,000	1,933,585
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2040	2,000,000	1,849,721
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	7,250,000	6,138,602
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	3,000,000	3,041,355
		14,948,013
Transportation - 15.1%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 4.25% 12/31/2038 (Assured Guaranty Inc Insured) (c)	5,840,000	5,772,042
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2025 (c)	2,200,000	2,207,106
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (c)	490,000	499,161
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (c)	440,000	463,139
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2030 (c)	4,080,000	4,274,327
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (c)	3,210,000	3,351,095
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2032 (c)	1,875,000	1,950,112
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2033 (c)	2,000,000	2,072,273
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2043 (c)	4,000,000	4,004,971
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (c)	35,000	36,802
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (c)	530,000	554,289
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2033 (c)	2,415,000	2,506,912
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (c)	720,000	721,096
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (c)	860,000	861,059
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	545,000	557,579
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2030 (c)	5,865,000	6,193,071
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2031 (c)	2,825,000	2,964,162
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2032 (c)	2,945,000	3,078,833
Wayne Cnty Mich Arpt Auth Rev Series 2021 A, 5% 12/1/2038	1,250,000	1,335,952
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (c)	1,225,000	1,311,351
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2037 (c)	1,520,000	1,604,261
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2046 (c)	1,280,000	1,293,449
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5% 12/1/2030 (Assured Guaranty Inc Insured) (c)	1,270,000	1,391,994
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5.25% 12/1/2037 (Assured Guaranty Inc Insured) (c)	900,000	985,780
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2037 (Assured Guaranty Inc Insured) (c)	1,000,000	1,095,311
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2038 (Assured Guaranty Inc Insured) (c)	900,000	977,009
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2039 (Assured Guaranty Inc Insured) (c)	635,000	700,425
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2041 (Assured Guaranty Inc Insured) (c)	1,685,000	1,830,808
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2042 (Assured Guaranty Inc Insured) (c)	800,000	862,007
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2043 (Assured Guaranty Inc Insured) (c)	675,000	723,113
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	2,000,000	2,157,817
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2029 (c)	565,000	610,282
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2030 (c)	555,000	608,312
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2031 (c)	850,000	940,184
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2041 (c)	800,000	887,762
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2043 (c)	625,000	681,978
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.75% 12/1/2050 (c)	2,650,000	2,881,071
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2036	5,760,000	5,766,641
		70,713,536
Water & Sewer - 6.1%
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5% 7/1/2036 (National Public Finance Guarantee Corporation Insured)	10,000	10,019
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5.5% 7/1/2029 (Assured Guaranty Inc Insured)	20,000	20,858
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2033 (Assured Guaranty Inc Insured)	735,000	773,201
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2034 (Assured Guaranty Inc Insured)	520,000	545,497
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2035 (Assured Guaranty Inc Insured)	500,000	523,356
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2034	550,000	574,577
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2038	655,000	676,423
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2031	250,000	251,149
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2032	320,000	321,334
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2033	550,000	552,098
Great Lakes Sewer Auth Mich Series 2025 C, 5.25% 7/1/2043	540,000	582,309
Great Lakes Sewer Auth Mich Series 2025 C, 5.25% 7/1/2044	1,700,000	1,819,111
Great Lakes Sewer Auth Mich Series B, 5% 7/1/2027	15,000	15,278
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024B, 5% 7/1/2036	1,500,000	1,678,672
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2029	1,250,000	1,365,906
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2030	1,400,000	1,561,262
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2043	3,270,000	3,526,207
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2044	1,365,000	1,460,638
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2045	4,000,000	4,262,348
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2055	600,000	642,322
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2029	500,000	546,362
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2030	875,000	975,789
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2043	1,500,000	1,614,648
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2044	1,040,000	1,113,426
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2044	3,000,000	3,209,601
		28,622,391
TOTAL MICHIGAN		436,117,018
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,643,730	1,173,980
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	636,507
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,410,000	1,562,507
		3,372,994
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	195,000	186,513
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	845,000	906,056
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	360,000	385,662
		1,478,231
TOTAL PUERTO RICO		4,851,225
TOTAL MUNICIPAL SECURITIES (Cost $456,518,114)		445,054,866

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $16,386,869)	3.29	16,383,593	16,386,869

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $472,904,983)	461,441,735
NET OTHER ASSETS (LIABILITIES) - 1.4%	6,461,381
NET ASSETS - 100.0%	467,903,116

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Zero coupon bond which is issued at a discount.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,338,870	114,314,369	107,266,370	366,462	-	-	16,386,869	16,383,593	0.5%
Total	9,338,870	114,314,369	107,266,370	366,462	-	-	16,386,869

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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